PVH ASSOCIATES INVESTMENT PLAN (Tables)	12 Months Ended
Dec. 31, 2025
EBP014 [Member]
PVH ASSOCIATES INVESTMENT PLAN [Line Items]
Schedule of Assets (Held at End of Year)
		December 31, 2025

		(c)
	(b)	Description of investment		(e)
	Identity of issuer, borrower,	including maturity date, rate of	(d)	Current
(a)	lessor or similar party	interest, collateral, par or maturity value	Cost	Value

	Common Stock
*	PVH Corp.	PVH Corp. Common Stock, 949.696 shares	**	$63,649

	Mutual Funds
	American Funds	American EuroPacific Growth Fund R5; 467.765 shares	**	28,337
	Dimensional Fund Advisors	DFA U.S. Targeted Value Portfolio Institutional; 434.658 shares	**	16,074
	Dodge & Cox	Dodge & Cox stock fund; 2,705.433 shares	**	44,883
	Vanguard	Vanguard Extended Market Index; 22.684 shares	**	3,598
	Vanguard	Vanguard Institutional Index Institutional Plus; 57.447 shares	**	31,715
	Vanguard	Vanguard Target Retirement 2030; 1,352.337 shares	**	57,245
	Vanguard	Vanguard Target Retirement 2035; 135.297 shares	**	3,704
	Vanguard	Vanguard Target Retirement 2040; 4,195.633 shares	**	209,572
	Vanguard	Vanguard Target Retirement 2045; 9,914.576 shares	**	344,432
	Vanguard	Vanguard Target Retirement 2050; 4,815.165 shares	**	285,443
	Vanguard	Vanguard Target Retirement 2055; 1,807.962 shares	**	119,615
	Vanguard	Vanguard Target Retirement 2060; 376.898 shares	**	22,983
	Vanguard	Vanguard Target Retirement 2065; 206.689 shares	**	8,274
	Vanguard	Vanguard Target Retirement 2070; 12.033 shares	**	383
	Vanguard	Vanguard Total Bond Market Index Institutional; 1,563.910 shares	**	15,279
	Vanguard	Vanguard Total International Stock Index Institutional; 101.094 shares	**	16,386
	William Blair	William Blair Small-Mid Cap Growth R6; 194.564 shares	**	5,364

	Collective Funds
	JPMorgan Chase	JPMorgan Large Cap Growth C2; 363.718 shares	**	46,080
	Wellington	WTC CIF II Core Bond Plus Series 4; 4,142.543 shares	**	37,904

	Stable Value Fund
	Galliard Capital Management	Galliard Stable Return Fund E; 2,291.497 shares	**	145,202

		Total investments		$1,506,122

*	Participant Loans	Participant notes receivable; loans maturing at various dates through 2030 and bearing interest at rates ranging from 4.25% to 9.50%	-	$63,432